Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	$ 1,008	$ 735
Financial instrument (non-current asset)	8,260	10,752
Financial instrument (current liability)	848	384
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	91
Financial instrument (non-current asset)	2,880	2,680
Financial instrument (current liability)	47	236
Level 2 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	917	735
Financial instrument (non-current asset)	21,570	10,752
Financial instrument (current liability)	801	147
Financial instrument (non-current liability)	$ 1,672	$ 1,262